SHARE CAPITAL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

Weighted average fair value of warrants issued on October 4, 2021	$1.60
Exercise price	1.30
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0%

SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes the warrants outstanding for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	400,000	$1.30
Exercised during the period	-	$-
Expired during the period	-	$-
Outstanding at December 31, 2021	400,000	$1.30
Exercised during the period	-	$-
Granted during the period	-	$-
Outstanding at December 31, 2022	400,000	$1.30

SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the nine months ended September 30, 2023 are summarized as follows:

NOTE 11 – SHARE CAPITAL (continued)

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	895,000	$1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39
Granted during the period	10,000	$3.82
Granted during the period	90,000	$1.93
Outstanding at September 30, 2023	715,000	$1.51
Exercisable at September 30, 2023	642,500	$1.44

A summary of the stock options outstanding for the year ended December 31, 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	1,135,000	$1.09
Exercised during the period	(60,000)	$0.82
Cancelled during the period	(180,000)	$0.82
Outstanding at December 31, 2021	895,000	$1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39

SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING

Additional information regarding stock options outstanding as of September 30, 2023, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.50	$0.82	250,000	$0.82
240,000	2.75	$1.22	240,000	$1.22
115,000	3.08	$2.65	115,000	$2.65
10,000	3.75	$6.20	10,000	$6.20
10,000	4.58	$3.82	5,000	$3.82
90,000	4.83	$1.93	22,500	$1.93

715,000	3.02	$1.51	642,500	$1.44

Additional information regarding stock options outstanding as of December 31, 2022, is as follows:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	3.25	$0.82	250,000	$0.82
240,000	3.50	$1.22	240,000	$1.22
115,000	3.83	$2.65	115,000	$2.65
10,000	4.50	$6.20	7,500	$6.20

615,000	3.48	$1.41	612,500	$1.39

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$1.61	$3.96
Risk-free interest rate	3.76%	3.56%
Estimated life (in years)	5	5
Expected volatility	100.64%	75.91%
Expected dividend yield	0%	0%

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2022	2021
Weighted average fair value of options granted	$3.96	$0.84
Risk-free interest rate	3.56%	1.04%
Estimated life (in years)	5	5
Expected volatility	75.91%	73.69%
Expected dividend yield	0%	0%